Trade Receivables and Reseller Financing - Composition of Reseller Financing (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of trade receivables [line items]
Reseller financing	R$ 968,384	R$ 800,936
Current	549,129	436,188
Non-current	419,255	364,748
Reseller Financing - Ipiranga [member]
Summary of trade receivables [line items]
Reseller financing	1,165,395	956,942
Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	R$ (197,011)	R$ (156,006)